Lease - Weighted-average remaining lease term (Details)	Dec. 31, 2019
Lease
Operating leases, weighted-average remaining lease term (Years)	2 years 3 months 26 days
Finance leases, weighted-average remaining lease term (Years)	1 year 7 months 17 days
Operating leases, weighted-average discount rate	4.35%
Finance leases, weighted-average discount rate	8.05%